Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2016
Supplement [Text Block]	pt_SupplementTextBlock
PROSHARES TRUST

ProShares UltraShort 3-7 Year Treasury; ProShares Ultra 7-10 Year Treasury; ProShares Short 7-10
Year Treasury; ProShares UltraShort 7-10 Year Treasury; ProShares Ultra 20+ Year Treasury;
ProShares Short 20+ Year Treasury; ProShares UltraShort 20+ Year Treasury; ProShares
UltraPro Short 20+ Year Treasury

Supplement dated October 17, 2016

to each Fund's Summary Prospectus and Statutory Prospectus,

each dated October 1, 2016, as amended and supplemented

        The underlying Index (and investment objective) for each Fund is changed as reflected below. The components of each Fund's current and new Index are substantially identical.

Fund	Current Index	New Index
ProShares UltraShort 3-7 Year Treasury	Bloomberg Barclays U.S. 3-7 Year Treasury Bond Index	ICE U.S. Treasury 3-7 Year Bond Index
ProShares Ultra 7-10 Year Treasury ProShares Short 7-10 Year Treasury ProShares UltraShort 7-10 Year Treasury	Bloomberg Barclays U.S. 7-10 Year Treasury Bond Index	ICE U.S. Treasury 7-10 Year Bond Index
ProShares Ultra 20+ Year Treasury ProShares Short 20+ Year Treasury ProShares UltraShort 20+ Year Treasury ProShares UltraPro Short 20+ Year Treasury	Bloomberg Barclays U.S. 20+ Year Treasury Bond Index	ICE U.S. Treasury 20+ Year Bond Index

ProShares UltraShort 3-7 Year Treasury
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pt_SupplementTextBlock
PROSHARES TRUST

ProShares UltraShort 3-7 Year Treasury

Supplement dated October 17, 2016

to each Fund's Summary Prospectus and Statutory Prospectus,

each dated October 1, 2016, as amended and supplemented

        The underlying Index (and investment objective) for each Fund is changed as reflected below. The components of each Fund's current and new Index are substantially identical.

Fund	Current Index	New Index
ProShares UltraShort 3-7 Year Treasury	Bloomberg Barclays U.S. 3-7 Year Treasury Bond Index	ICE U.S. Treasury 3-7 Year Bond Index

ProShares Ultra 7-10 Year Treasury
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pt_SupplementTextBlock
PROSHARES TRUST

ProShares Ultra 7-10 Year Treasury

Supplement dated October 17, 2016

to each Fund's Summary Prospectus and Statutory Prospectus,

each dated October 1, 2016, as amended and supplemented

        The underlying Index (and investment objective) for each Fund is changed as reflected below. The components of each Fund's current and new Index are substantially identical.

Fund	Current Index	New Index
ProShares Ultra 7-10 Year Treasury	Bloomberg Barclays U.S. 7-10 Year Treasury Bond Index	ICE U.S. Treasury 7-10 Year Bond Index

ProShares Short 7-10 Year Treasury
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pt_SupplementTextBlock
PROSHARES TRUST

ProShares Short 7-10 Year Treasury

Supplement dated October 17, 2016

to each Fund's Summary Prospectus and Statutory Prospectus,

each dated October 1, 2016, as amended and supplemented

        The underlying Index (and investment objective) for each Fund is changed as reflected below. The components of each Fund's current and new Index are substantially identical.

Fund	Current Index	New Index
ProShares Short 7-10 Year Treasury	Bloomberg Barclays U.S. 7-10 Year Treasury Bond Index	ICE U.S. Treasury 7-10 Year Bond Index

ProShares UltraShort 7-10 Year Treasury
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pt_SupplementTextBlock
PROSHARES TRUST

ProShares UltraShort 7-10 Year Treasury

Supplement dated October 17, 2016

to each Fund's Summary Prospectus and Statutory Prospectus,

each dated October 1, 2016, as amended and supplemented

        The underlying Index (and investment objective) for each Fund is changed as reflected below. The components of each Fund's current and new Index are substantially identical.

Fund	Current Index	New Index
ProShares UltraShort 7-10 Year Treasury	Bloomberg Barclays U.S. 7-10 Year Treasury Bond Index	ICE U.S. Treasury 7-10 Year Bond Index

ProShares Ultra 20+ Year Treasury
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pt_SupplementTextBlock
PROSHARES TRUST

ProShares Ultra 20+ Year Treasury

Supplement dated October 17, 2016

to each Fund's Summary Prospectus and Statutory Prospectus,

each dated October 1, 2016, as amended and supplemented

        The underlying Index (and investment objective) for each Fund is changed as reflected below. The components of each Fund's current and new Index are substantially identical.

Fund	Current Index	New Index
ProShares Ultra 20+ Year Treasury	Bloomberg Barclays U.S. 20+ Year Treasury Bond Index	ICE U.S. Treasury 20+ Year Bond Index

ProShares Short 20+ Year Treasury
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pt_SupplementTextBlock
PROSHARES TRUST

ProShares Short 20+ Year Treasury

Supplement dated October 17, 2016

to each Fund's Summary Prospectus and Statutory Prospectus,

each dated October 1, 2016, as amended and supplemented

        The underlying Index (and investment objective) for each Fund is changed as reflected below. The components of each Fund's current and new Index are substantially identical.

Fund	Current Index	New Index
ProShares Short 20+ Year Treasury	Bloomberg Barclays U.S. 20+ Year Treasury Bond Index	ICE U.S. Treasury 20+ Year Bond Index

ProShares UltraShort 20+ Year Treasury
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pt_SupplementTextBlock
PROSHARES TRUST

ProShares UltraShort 20+ Year Treasury

Supplement dated October 17, 2016

to each Fund's Summary Prospectus and Statutory Prospectus,

each dated October 1, 2016, as amended and supplemented

        The underlying Index (and investment objective) for each Fund is changed as reflected below. The components of each Fund's current and new Index are substantially identical.

Fund	Current Index	New Index
ProShares UltraShort 20+ Year Treasury	Bloomberg Barclays U.S. 20+ Year Treasury Bond Index	ICE U.S. Treasury 20+ Year Bond Index

ProShares UltraPro Short 20+ Year Treasury
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pt_SupplementTextBlock
PROSHARES TRUST

ProShares UltraPro Short 20+ Year Treasury

Supplement dated October 17, 2016

to each Fund's Summary Prospectus and Statutory Prospectus,

each dated October 1, 2016, as amended and supplemented

        The underlying Index (and investment objective) for each Fund is changed as reflected below. The components of each Fund's current and new Index are substantially identical.

Fund	Current Index	New Index
ProShares UltraPro Short 20+ Year Treasury	Bloomberg Barclays U.S. 20+ Year Treasury Bond Index	ICE U.S. Treasury 20+ Year Bond Index